Inventories - Summary of Inventories (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories [abstract]
Raw materials	₽ 13,178	₽ 13,643
Work in progress	9,655	8,565
Finished goods and goods for resale	19,305	17,565
Total inventories at the lower of cost and net realisable value	₽ 42,138	₽ 39,773